III. Financial Risk Management (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt to equity ratio		0.05	0.06
Reserve of exchange differences on translation		$ 2,300	$ 600
Total borrowings		619,007	822,152
Gain (loss) on interest rate risk if market interest rates were higher		$ (7,100)	$ (7,700)
Concentration Risk, percentage		88.00%	96.00%
Current trade receivables		$ 968,148	$ 1,348,160	$ 1,737,366
Liquid financial assets, percentage		12.00%	12.00%
Financial liabilities, fair value as a percentage of carrying value		100.00%	100.00%
Reserve of cash flow hedges, continuing hedges		$ (4,800)	$ 2,600
UNITED STATES
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid financial assets, percentage denominated by a specific currency		95.00%	95.00%
Allowance for doubtful accounts - trade receivables [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		$ 53,700	$ 48,800
Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		195,900	242,700
Guarantees under credit insurance [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		134,900	178,700
Letter of credit and other bank guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		47,800	55,200
Other guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		8,800	600
Financial guarantee contracts [member] | Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		20,700	28,700
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings	[1]	237,320	$ 768,002
Current borrowings		$ 197,000
Concentration Risk, percentage	[1]	38.00%	93.00%
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reserve of exchange differences on translation		$ 400	$ 1,000
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		2,900	1,000
One percent change, Saudi Arabian Riyal / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		5,100	4,600
One percent change, Saudi Arabian Riyal / U.S. dollar foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 1,000	$ 4,900

[1]	Out of the $237 million fixed rate borrowings, $197 million are short-term.